                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-4760

                                  ADVISOR FUNDS
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

NY Tax Free Money Fund Investment

Tax Free Money Fund Investment

Semiannual Report to
Shareholders

June 30, 2004

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Joseph Benevento discusses the market environment and his team's approach to managing the funds during the six-month period ended June 30, 2004.

Q: How did the funds perform over the most recent semiannual period?

A: During the six-month period ended June 30, 2004, Tax Free Money Fund Investment's seven-day annualized yield declined from 0.44% on December 31, 2003, to 0.36% on June 30, 2004. NY Tax Free Money Fund Investment's seven-day annualized yield declined from 0.44% to 0.32%. For the six-month period ended June 30, Tax Free Money Fund Investment returned 0.14%, compared with the 0.20% average return of the iMoneyNet National Retail Tax Free Money Funds Average.1 NY Tax Free Money Fund Investment returned 0.13% for the period, compared with the 0.21% average return of the iMoneyNet State Specific Retail Money Funds Average.2 Yields are historical, do not guarantee future results and will fluctuate.

1 iMoneyNet , Inc. is an independent money market fund rating service. iMoneyNet National Retail Tax-Free Money Funds Average includes retail money market funds containing securities that represent tax-exempt obligations, including state and municipal authorities.
2 iMoneyNet State Specific Retail Money Funds Average includes retail money market funds containing securities that represent tax-exempt obligations of a single state.

Q: Will you discuss the market environment for the funds during the six-month period ended June 30?

A: At the start of 2004, with economic recovery beginning to gather momentum, the market's focus turned to job creation. With every monthly announcement by the government during the first quarter of 2004, investors grew more and more disappointed, as job creation remained subdued. Money market yields reacted accordingly, with the one-year LIBOR declining from 1.60% at the start of this year to 1.35% by the end of March.3 At its meetings during the first quarter the Fed held short-term interest rates steady, and the market's forecast for the start of Fed tightening was pushed back to late 2004 or early 2005. We kept the funds' weighted average maturity at the longer end of their ranges during this period to capture additional yield.

3 LIBOR, the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

7-Day Current Yield - Tax Free Money Fund Investment
7-day current yield
June 30, 2004	0.36%*
December 31, 2003	0.44%*

*The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 0.29% as of June 30, 2004 and 0.35% for December 31, 2003.

7-Day Current Yield - New York Tax Free Money Fund Investment
7-day current yield
June 30, 2004	0.32%**
December 31, 2003	0.44%**

**The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 0.17% as of June 30, 2004 and 0.39% for December 31, 2003.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at 1-800-730-1313 for the product's most recent month-end performance.

Then, in early April, fixed income markets experienced a dramatic turnaround as the government reported that the economy had created more than 300,000 new jobs in March. With this surprising news, short-term interest rates as represented by the one-year LIBOR rate spiked from 1.35% to 1.85%. Expectations concerning the timing of a shift in Fed policy also changed, with many market participants now expecting fed funds rate increases as early as June. The May jobs report was also strong, and the Fed now hinted that it would change its policy and begin to raise interest rates "at a measured pace" in the near future. Markets once again reacted swiftly, with the LIBOR rate rising as high as 2.26%. The Fed finally acted during its late June meetings, raising the federal funds rate by 25 basis points and stating that it would conduct its credit tightening program "at a pace that is likely to be measured."

Q: How were the portfolios positioned for the period?

A: During the period, we continued to focus on the highest-quality investments for both funds while seeking competitive yields across the municipal investment spectrum. Earlier in the period, the supply of short-term municipal paper increased sharply due to sluggish economic growth and a slowdown in individual state and local government tax collection. Increased supply in the overall market was met with a surge in demand, as many investors took a defensive stance within their portfolios by purchasing tax-free money market securities.

Over most of the reporting period, the funds took a cautious stance by targeting an average maturity similar to that of their peers. At the close of the period, both portfolios were positioned with an average maturity target of 35 days. The funds also have a targeted portfolio allocation of 70% of assets in floating-rate securities and 30% in fixed-rate instruments, similar to the allocation of their benchmarks. During the period, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal money market investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or an insurance company. Neither fund purchases securities that are subject to the Alternative Minimum Tax, a tax to which more and more individuals are finding themselves subject to.

Q: What detracted from performance during the period?

A: During the first quarter of 2004, the funds held a slightly larger floating-rate security position than many of their peers and a shorter average maturity. When the yield curve flattened in reaction to disappointing jobs reports during the first quarter, our shorter average maturity and larger floating-rate position detracted from performance.4 However, when stronger jobs numbers were reported during the second quarter, the shorter maturity stance helped performance.

4 The yield curve is a graph showing the term structure of interest rates by plotting the yields of all debt instruments (e.g., money market securities) of the same quality with maturities ranging from the shortest to the longest. A steepening yield curve means that the current trend is for yields to become higher as the maturities of money market instruments lengthen. For example, a one-year security would have a higher yield than a money market instrument with a six-month maturity.

Q: Do you anticipate any change in your management strategies?

A: We will continue our insistence on the highest credit quality and continue to rebalance the fund's portfolio based on cash flows, asset growth and supply and demand.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of June 30, 2004 (Unaudited)

NY Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.9%
New York 91.8%
Brookhaven, NY, General Obligation, 2.0%, 8/15/2004 (b)	400,000	400,487
Erie County, NY, Industrial Development Agency, Civic Facilities Revenue, Subordinate Adult Serivces, Revenue Bonds, 1.15%*, 6/1/2022 (c)	5,275,000	5,275,000
Long Island, NY, Power Authority, New York, Electric System Revenue:
Sub-Series 2A, 1.0%*, 5/1/2033	1,000,000	1,000,000
1.03%*, 5/1/2033	1,100,000	1,100,000
Series G, 1.05%*, 12/1/2029 (c)	1,000,000	1,000,000
Series PA-368, 1.15%*, 12/1/2024 (c)	3,480,000	3,480,000
New York, General Obligation, Series A-5, 1.07%*, 8/1/2031	950,000	950,000
New York, NY Metropolitan Transportation Authority, New York Revenue:
Series 1040, 144A, 1.11%*, 11/15/2020 (b)	200,000	200,000
Series 848-D, 1.13%*, 11/15/2021 (b)	1,600,000	1,600,000
New York, Metropolitan Transportation Authority, New York Transportation Facilities Revenue, Series O, 6.375%, 7/1/2004	3,000,000	3,045,000
New York, Municipal Assistance Corp. for the City of New York, Series N, 5.0%, 7/1/2004	300,000	300,000
New York, NY, Metropolitan Transportation Authority, New York Revenue:
Series G-1, 1.08%*, 11/1/2026 (b)	2,200,000	2,200,000
Series G-2, 1.08%*, 11/1/2026 (b)	1,500,000	1,500,000
New York, State Dormitory Authority Revenue:
Series 1997, 1.05%, 7/19/2004	1,685,000	1,685,000
Series B09, 1.08%*, 3/15/2023 (b)	500,000	500,000
New York, State Dormitory Authority Revenue, Columbia University, Series B, 1.03%*, 7/1/2028	600,000	600,000
New York, State Dormitory Authority Revenue, Cornell University:
Series A, 1.04%*, 7/1/2029	1,490,000	1,490,000
Series B, 1.04%*, 7/1/2030	2,645,000	2,645,000
New York, State Environmental Facilities Corp., Clean Drinking Water, Revolving Funds, Series H, 2.5%, 10/15/2004	600,000	602,599
New York, State General Obligation, Environmental Quality, Series G, 1.03%*, 11/30/2018	2,400,000	2,400,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 1.05%*, 11/1/2036 (c)	2,150,000	2,150,000
New York, State Local Government Assistance Corp., Series A-BV, 1.0%*, 4/1/2021 (b)	3,750,000	3,750,000
New York, Tobacco Settlement Financing Corp., Revenue Bonds:
Series R-2003, 1.12%*, 6/1/2021 (b)	1,990,000	1,990,000
Series PA-1158, 1.17%*, 12/1/2007 (c)	3,125,000	3,125,000
Series PA- 1894, 1.17%*, 6/1/2005 (c)	590,000	590,000
New York, Triborough Building & Tunnel Authority, Special Obligation, Series B-13, 1.08%*, 11/15/2021 (b)	695,000	695,000
New York City, NY, Housing Development Corp., Mortgage Revenue, Columbus Apartments, Series A, 1.0%*, 3/15/2025 (b)	5,000,000	5,000,000
New York City, NY, Industrial Development Agency, Civic Facilties Revenue, Peninsula Hospital Center Project, 1.09%*, 12/1/2013 (c)	880,000	880,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Allen Stevenson School, 1.05%*, 12/1/2034 (c)	1,900,000	1,900,000
New York City, NY, Municipal Water Finance Authority, 0.95%, 7/1/2004	3,000,000	3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series C-2, 1.07%*, 6/15/2018 (c)	1,400,000	1,400,000
New York City, NY, Transitional Cultural Resources Revenue, Asia Society, 1.05%*, 4/1/2030	100,000	100,000
New York City, NY, Transitional Finance Authority Revenue:
Series A-40, 1.08%*, 11/1/2026 (b)	985,000	985,000
Series A, 3.5%, 11/1/2004	500,000	503,474
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 1.04%*, 2/15/2030 (c)	45,000	45,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1, 1.01%*, 11/1/2022 (c)	200,000	200,000
New York State, Jay Street Development Corp., Center Facilities Lease Revenue, Series A-3, 1.01%*, 5/1/2022	650,000	650,000
New York State, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-2, 1.01%*, 5/1/2022	1,600,000	1,600,000
New York, NY, State General Obligation, Series H-4, 1.04%*, 8/1/2015	3,000,000	3,000,000
New York, NY, Transitional Finance Authority, 1.12%*, 11/1/2022 (c)	600,000	600,000
New York, NY, Triborough Building & Tunnel Authority:
Series A, 1.03%*, 1/1/2031	145,000	145,000
Series R-2013, 1.1%*, 11/15/2021 (b)	300,000	300,000
Onondaga County, NY, Industrial Development Agency, Civic Facilities Revenue, YMCA of Greater Syracuse, Series A, 1.15%*, 11/1/2025 (c)	2,500,000	2,500,000
Orange County, NY, General Obligation, Series A, 2.5%, 11/1/2004	1,000,000	1,004,300
Rockland County, NY, Revenue Anticipation Notes, 2.0%, 3/24/2005	3,000,000	3,020,761
Schenectady County, NY, Industrial Development Agency, Civic Facilities Revenue, Sunnyview, Series B, 1.1%*, 8/1/2033 (c)	1,600,000	1,600,000
Suffolk County, NY, County General Obligation, 2.0%, 9/8/2004	500,000	500,866
Yonkers, NY, Industrial Development Agency, Civic Facilities Revenue, 1.05%*, 7/1/2021 (c)	1,000,000	1,000,000
		74,207,487
Puerto Rico 3.6%
Puerto Rico, State General Obligation:
Series EE, 1.08%*, 7/1/2029	2,390,000	2,390,000
Series 813-D, 1.09%*, 7/1/2020 (b)	500,000	500,000
		2,890,000
Multi-State 4.5%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.06%*, 10/1/2008 (c)	3,600,000	3,600,000
Total Municipal Investments (Cost $80,697,487)		80,697,487

	Shares	Value ($)
Mutual Funds 0.1%
Dreyfus New York Municipal Cash Management, .90%** (Cost $91,483)	91,483	91,483
Total Investment Portfolio - 100.0% (Cost $80,788,970) (a)		80,788,970

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2004.
** Rate shown is annualized seven-day yield at period end.
(a) The cost for federal income tax purposes was $80,789,315. At June 30, 2004, net unrealized depreciation for all securities based on tax cost was $345. This consisted of aggregated gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $345.
(b) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.4
FGIC	Financial Guaranty Insurance Company	7.5
FNMA	Federal National Mortgage Association	6.2
MBIA	Municipal Bond Investors Assurance	3.2

(c) Security incorporates a letter of credit or line of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.9%
Arizona 0.7%
City of Phoenix, AZ, 1.5%, 2/11/2005	1,025,000	1,025,000
California 2.2%
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/30/2005	2,100,000	2,128,854
San Diego, CA, Unified School District, Series 847, 1.09%*, 7/1/2020 (b)	870,000	870,000
		2,998,854
Colorado 1.1%
Colorado, Health Facilities Authority Revenue, Exempla, Inc., Series B, 1.07%*, 1/1/2033	1,500,000	1,500,000
District of Columbia 2.2%
District of Columbia, General Obligation, Series D, 1.05%*, 6/1/2029 (b)	700,000	700,000
District of Columbia, General Obligation, Multimodal-Medlantic, Series A, 1.06%*, 6/1/2015	685,000	685,000
District of Columbia, General Obligation, Core City, 1.13%*, 3/1/2028 (c)	1,710,000	1,710,000
		3,095,000
Florida 8.1%
Alachua County, FL, Health Facilities Authority Continuing Care, Hamoock University Project, Series A, 1.08%*, 10/1/2032 (c)	200,000	200,000
Charlotte County, FL, Florida Utilities Revenue, Series B, 1.08%*, 10/1/2021 (b)	2,850,000	2,850,000
Florida, University Research Foundation Inc., Capital Improvement Revenue, 1.11%*, 9/1/2033 (c)	1,020,000	1,020,000
Indian River County, FL, Hospital & Healthcare Revenue, Hospital District, 1.14%*, 10/1/2015	1,200,000	1,200,000
JEA, FL, St. John's River Power Park System Revenue, Series 18, 4.0%, 10/1/2004	1,000,000	1,006,889
Orlando, FL, Utility Committee, 1.14%, 8/9/2004	2,500,000	2,500,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, 1.1%*, 7/1/2034 (c)	800,000	800,000
St. Lucie County, FL, Florida School District, 2.0%, 7/1/2004 (b)	1,730,000	1,730,000
		11,306,889
Georgia 4.9%
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Project, 1.1%*, 1/1/2022 (b)	1,250,000	1,250,000
Columbus, GA, Housing Authority Revenue, Columbus State University Foundation, 1.08%*, 11/1/2017	1,350,000	1,350,000
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Clairmont Crest Project, 1.05%*, 6/15/2025 (b)	1,085,000	1,085,000
Fayette County, GA, Development Authority Educational Facilities Revenue, Catholic School Properties, Inc., Project, 1.09%*, 4/1/2024	100,000	100,000
Macon-Bibb County, GA, Hospital Authority Revenue, Medical Center Control, 1.08%, 12/1/2018 (c)	1,425,000	1,425,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Project, 1.1%*, 1/1/2018 (b)	1,600,000	1,600,000
		6,810,000
Hawaii 7.9%
ABN Amro Munitops Certificates Trust, Series 2004-16, 1.12%*, 7/1/2012 (b)	4,000,000	4,000,000
Hawaii, Department of Budget & Finance, Kahala Nui Project, Series D, 1.08%*, 11/15/2033 (c)	4,100,000	4,100,000
Honolulu Hawaii City, HI, 1.12%, 8/4/2004	2,800,000	2,800,000
		10,900,000
Illinois 10.5%
Chicago, IL, General Obligation, Series B, 1.09%*, 1/1/2037 (b)	800,000	800,000
Chicago, IL, General Obligation, Core City, 1.12%*, 1/1/2027 (b)	4,425,000	4,425,000
Illinois, Certificate of Participation, 2.0%, 10/22/2004	2,600,000	2,606,459
Illinois, Educational Facilities Authority, Elmhurst College, 1.05%*, 3/1/2033 (c)	1,300,000	1,300,000
Illinois, Educational Facilities Authority Revenue, 1.37%, 11/16/2004	1,500,000	1,500,000
Illinois, Industrial Development Revenue, Goodman Theatre Project, 1.08%*, 12/1/2033	675,000	675,000
Kankakee, IL, Unipair Foundation, Inc. Project, 1.15%*, 11/1/2031 (c)	2,280,000	2,280,000
Will & Kendall Counties, IL, Community School District No. 202, 1.14%*, 1/1/2023 (b)	995,000	995,000
		14,581,459
Indiana 6.9%
Indiana, Development Finance Authority Revenue, Educational Facilities, Eiteljorg Museum, 1.05%*, 2/1/2024 (c)	5,150,000	5,150,000
Indiana, Educational Facilities Authority Revenue, St. Mary Woods Project, 1.08%*, 4/1/2024 (c)	3,000,000	3,000,000
Indiana, Transportation Financial Authority Highway Revenue, Series 853, 1.2%*, 6/1/2017 (b)	900,000	900,000
Indianapolis, IN, Industrial Economic Development Revenue, Jewish Federation Campus, 1.05%*, 4/1/2005	520,000	520,000
		9,570,000
Iowa 3.9%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Revenue Bond:
Series B, 1.05%*, 7/1/2015	100,000	100,000
Series B, 1.05%*, 1/1/2028	1,930,000	1,930,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood Center, 1.1%*, 2/1/2023	1,380,000	1,380,000
Iowa, School Cash Anticipation Program, Warrant Certificates, Series B, 2.0%, 1/28/2005 (b)	2,000,000	2,011,176
		5,421,176
Kentucky 7.0%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.2%*, 8/1/2013 (c)	1,800,000	1,800,000
Pendleton County, KY, Multi-County Lease Revenue, Associate County Leasing Program, 1.14%*, 3/1/2019 (c)	5,000,000	5,000,000
Somerset, KY, Blakley Family YMCA, Inc., Project, 1.14%*, 4/1/2015 (c)	2,970,000	2,970,000
		9,770,000
Massachusetts 2.1%
Massachusetts, Development Finance Agency, North Shore YMCA Project, Revenue Bond, 1.15%*, 11/1/2022 (c)	2,950,000	2,950,000
Michigan 9.9%
Detroit, MI, School District General Obligation, Series 1805, 1.14%*, 11/1/2010 (b)	595,000	595,000
Farmington Hills, MI, Economic Development Corp., Limited Obligation Revenue, Brookfield Building Association Project, 1.13%*, 11/1/2010 (c)	230,000	230,000
Kentwood, MI, Public Schools, Series A, 1.14%*, 5/1/2020 (b)	3,195,000	3,195,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 1.06%*, 12/1/2023 (c)	820,000	820,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 2.0%, 8/23/2004 (c)	4,900,000	4,906,813
Michigan, State General Obligation, Series A, 2.0%, 9/30/2004	3,000,000	3,005,841
Oakland University, MI, Michigan Revenue Bond, 1.06%*, 3/1/2031	825,000	825,000
University of Michigan, General Revenue Hospital, Series A, 1.04%*, 12/1/2027	200,000	200,000
		13,777,654
New Jersey 1.2%
New Jersey, Building Authority, State Building Revenue:
Series 1612, 1.08%*, 6/15/2010 (b)	275,000	275,000
Series 1612, 1.08%*, 12/15/2019 (b)	350,000	350,000
New Jersey, Economic Development Authority, Water Facilities Revenue, United Water NJ, Inc. Project, Series A, 1.08%*, 11/1/2026	500,000	500,000
New Jersey, Health Facilities Financing Authority Revenue, Hospital Cap Asset Financing, Series D, 1.08%*, 7/1/2035 (c)	100,000	100,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.15%*, 3/1/2012	500,000	500,000
		1,725,000
New York 3.9%
New York, Tobacco Settlement Financing Corp., Revenue Bonds, Series PA-1894, 1.17%*, 6/1/2005 (c)	1,495,000	1,495,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1, 1.01%*, 11/1/2022 (c)	3,700,000	3,700,000
New York State, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-2, 1.01%*, 5/1/2022	150,000	150,000
		5,345,000
Ohio 1.7%
Akron, OH, Hospital Revenue District, Health Care Facilities Summer Project, 1.1%*, 12/1/2032 (c)	2,420,000	2,420,000
Pennsylvania 9.4%
Dallastown, PA, State General Obligation, Area School District, 1.13%*, 2/1/2018	3,580,000	3,580,000
Delaware River, PA, Port Authority of Pennsylvania and New Jersey Revenue, Series B-04, 1.09%*, 1/1/2026 (b)	2,500,000	2,500,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 1.13%*, 6/1/2033 (c)	1,800,000	1,800,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, 1.15%*, 6/1/2014 (c)	250,000	250,000
Pennsylvania, Certificate of Participation, Department General Services, 4.0%, 11/1/2004 (b)	1,085,000	1,095,106
Pennsylvania, Higher Educational Facilities Authority, Health Services Revenue, Series PT-1807, 1.13%*, 1/1/2005 (c)	3,580,000	3,580,000
Pennsylvania, State School District (REV) Lease, Public School Building Authority, 1.12%*, 6/1/2028 (b)	300,000	300,000
		13,105,106
Texas 9.1%
Corpus Christi, TX, Electric Revenue, Utility System, 1.14%*, 7/15/2010 (b)	2,320,000	2,320,000
Houston, TX, Water & Sewer Systems Revenue, Series 2003-14, 1.12%*, 6/1/2026 (b)	395,000	395,000
San Antonio, TX, Electric & Gas, Series A, 1.12%, 8/17/2004	1,000,000	1,000,000
Texas, Higher Education Revenue, Higher Education Authority, Inc., Series B, 1.04%*, 10/1/2029	400,000	400,000
Texas, Tax & Revenue Anticipation Notes, 2.0%, 8/31/2004	8,500,000	8,512,456
		12,627,456
Virginia 0.7%
Chesapeake Bay, VA, Transportation/Tolls Revenue, Bridge and Tunnel Commission, Series A 39, 1.12%*, 7/1/2025 (b)	1,000,000	1,000,000
Washington 2.1%
Port Tacoma, WA, State General Obligation, Core City, Series R-4036, 1.14%*, 12/1/2025 (b)	1,895,000	1,895,000
Washington, Health Care Facilities Authority Revenue, Providence Services, Series A, 1.1%*, 12/1/2030 (b)	1,000,000	1,000,000
		2,895,000
Wisconsin 2.2%
Wisconsin, Transportation Authority Revenue, 1.07%, 7/21/2004	3,000,000	3,000,000
Multi-State 2.2%
ABN Amro Munitops, Munitops Certificate Trust, Series 2003-32, 1.12%*, 1/15/2012 (b)	3,000,000	3,000,000
Total Municipal Investments (Cost $138,823,594)		138,823,594

Mutual Funds 0.1%
Dreyfus Tax Exempt Cash Management, .92%** (Cost $101,632)	101,632	101,632
Total Investment Portfolio - 100.0% (Cost $138,925,226) (a)		138,925,226

* Variable Rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2004.
** Rate shown is annualized seven-day yield at period end.
(a) The cost for federal income tax purposes was $138,925,226.
(b) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	2.2
FGIC	Financial Guaranty Insurance Company	9.4
FNMA	FNMA Collateral Agent	.8
FSA	Financial Security Assurance	8.2
MBIA	Municipal Bond Investors Assurance	9.0

(c) Security incorporates a letter of credit or line of credit from a major bank.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Investments in securities, at amortized cost	$ 80,788,970	$ 138,925,226
Cash	3,038,152	127,163
Receivable for investments sold	60,000	70,162
Interest receivable	250,096	524,543
Reimbursement due from Advisor	4,137	-
Other assets	7,903	14,453
Total assets	84,149,258	139,661,547
Liabilities
Payable for investments purchased	3,002,479	2,128,854
Dividends payable	13,341	30,842
Accrued management fee	-	7,705
Other accrued expenses and payables	69,925	106,874
Total liabilities	3,085,745	2,274,275
Net assets, at value	$ 81,063,513	$ 137,387,272
Net Assets
Net assets consist of: Undistributed net investment income	15,947	491
Accumulated net realized gain (loss)	4,843	(20,203)
Paid-in capital	81,042,723	137,406,984
Net assets, at value	$ 81,063,513	$ 137,387,272
Net Asset Value
Net assets applicable to shares outstanding	$ 81,063,513	$ 137,387,272
Shares outstanding, ($.001 par value per share, unlimited number of shares authorized)	81,065,189	137,406,445
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment
Income: Interest	$ 421,567	$ 859,699
Expenses: Administration and service fees	248,244	497,593
Advisory fee	62,061	124,398
Auditing	19,334	18,671
Legal	5,387	7,356
Trustees' fees and expenses	9,299	8,466
Reports to shareholders	3,952	7,624
Registration fees	8,428	7,407
Other	4,192	6,250
Total expenses, before expense reductions	360,897	677,765
Expense reductions	(50,958)	(56,303)
Total expenses, after expense reductions	309,939	621,462
Net investment income	111,628	238,237
Net realized gain (loss) on investment transactions	5,188	1,772
Net increase (decrease) in net assets resulting from operations	$ 116,816	$ 240,009

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - NY Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 111,628	$ 319,935
Net realized gain (loss) on investment transactions	5,188	3,139
Net increase (decrease) in net assets resulting from operations	116,816	323,074
Distributions to shareholders from: Net investment income	(111,887)	(319,859)
Fund share transactions: Proceeds from shares sold	198,567,313	404,711,653
Reinvestment of distributions	46,335	97,070
Cost of shares redeemed	(206,196,574)	(428,707,919)
Net increase (decrease) in net assets from Fund share transactions	(7,582,926)	(23,899,196)
Increase (decrease) in net assets	(7,577,997)	(23,895,981)
Net assets at beginning of period	88,641,510	112,537,491
Net assets at end of period (including undistributed net investment income of $15,947 and $16,206, respectively)	$ 81,063,513	$ 88,641,510
Other Information
Shares outstanding at beginning of period	88,648,139	112,548,831
Shares sold	198,567,313	404,710,078
Shares issued to shareholders in reinvestment of distributions	46,335	97,070
Shares redeemed	(206,196,598)	(428,707,840)
Net increase (decrease) in Fund shares	(7,582,950)	(23,900,692)
Shares outstanding at end of period	81,065,189	88,648,139

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 238,237	$ 597,224
Net realized gain (loss) on investment transactions	1,772	8,716
Net increase (decrease) in net assets resulting from operations	240,009	605,940
Distributions to shareholders from: Net investment income	(237,746)	(597,326)
Fund share transactions: Proceeds from shares sold	406,238,567	1,114,369,894
Reinvestment of distributions	75,891	149,823
Cost of shares redeemed	(437,149,553)	(1,112,173,053)
Net increase (decrease) in net assets from Fund share transactions	(30,835,095)	2,346,664
Increase (decrease) in net assets	(30,832,832)	2,355,278
Net assets at beginning of period	168,220,104	165,864,826
Net assets at end of period (including undistributed net investment income of $491 and $0, respectively)	$ 137,387,272	$ 168,220,104
Other Information
Shares outstanding at beginning of period	168,241,303	165,898,285
Shares sold	406,238,567	1,114,366,248
Shares issued to shareholders in reinvestment of distributions	75,891	149,823
Shares redeemed	(437,149,316)	(1,112,173,053)
Net increase (decrease) in Fund shares	(30,834,858)	2,343,018
Shares outstanding at end of period	137,406,445	168,241,303

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund Investment

Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.001	.003	.006	.02	.03	.02
Net realized and unrealized gain (loss) on investment transactions[c]	-	-	-	-	-	-
Total from investment operations	.001	.003	.006	.02	.03	.02
Less distributions from: Net investment income	(.001)	(.003)	(.006)	(.02)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[d]	.13**	.32	.65	1.89	3.23	2.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	89	113	110	86	74
Ratio of expenses before expense reductions (%)	.87*	.83	.82	.80[e]	.86[e]	.84[e]
Ratio of expenses after expense reductions (%)	.75*	.75	.75	.75[e]	.75[e]	.75[e]
Ratio of net investment income (%)	.27*	.33	.65	1.86	3.19	2.37
[a] For the six months ended June 30, 2004 (Unaudited).
[b] The Financial Highlights prior to April 27, 2001 include the Fund's information as a feeder fund to the NY Tax Free Money Portfolio for the respective periods.
[c] Amount is less than $.0005 per share.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes expenses of the NY Tax Free Money Portfolio.
* Annualized
** Not annualized

Tax Free Money Fund Investment

Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000[b]	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.001	.003	.007	.02	.03	.02
Net realized and unrealized gain (loss) on investment transactions[c]	-	-	-	-	-	-
Total from investment operations	.001	.003	.007	.02	.03	.02
Less distributions from: Net investment income	(.001)	(.003)	(.007)	(.02)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[d]	.14**	.33	.72	2.08	3.35	2.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	137	168	166	164	222	128
Ratio of expenses before expense reductions (%)	.82*	.80	.80	.79[e]	.82[e]	.80[e]
Ratio of expenses after expense reductions (%)	.75*	.75	.75	.75[e]	.75[e]	.75[e]
Ratio of net investment income (loss) (%)	.29*	.32	.72	2.11	3.30	2.50
[a] For the six months ended June 30, 2004 (Unaudited).
[b] The Financial Highlights prior to April 27, 2001 include the Fund's information as a feeder fund to the Tax Free Money Portfolio for the respective periods.
[c] Amount is less than $.005 per share.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes expenses of the Tax Free Money Portfolio.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Scudder Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a "Fund," and collectively, the "Funds") are two of the funds the Trust offers to investors.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Federal Income Taxes

Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At December 31, 2003 the Tax Free Money Fund Investment had a net tax basis capital loss carryforward of approximately $22,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2005 ($3,800), December 31, 2007 ($5,500) and December 31, 2008 ($12,700), the respective expiration dates, whichever occurs first.

D. Distributions of Income

The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

E. Other

Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for each Fund and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for each Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. Under the Advisory Agreement, each Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2004, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of each Fund, to the extent necessary, to limit expenses to 0.75% of the average daily net assets of each Fund. Accordingly, for the six months ended June 30, 2004 each Fund did not impose a portion of its Advisory fee as follows:

	Advisory Fee	Amount Waived	Annualized Effective Rate
NY Tax Free Money Fund Investment	$ 62,061	$ 50,236.03%
Tax Free Money Fund Investment	$ 124,398	$ 55,444.08%

For the year ended June 30, 2004, the Advisor had agreed to reimburse NY Tax Free Money Fund $722 and Tax Free Money Fund Investment $859 for expenses.

ICCC serves as Administrator and receives a fee based on each Fund's average daily net assets which is calculated daily and paid monthly at the annual rate of 0.60%.

As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3-Line of Credit Agreement

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants.

Note 4-Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Shareholder Service Agent and Transfer Agent

Scudder Investments Service Company

811 Main Street Kansas City, MO 64105
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Custodian

State Street Bank and Trust Company

One Heritage Drive North Quincy, MA 02171
Independent Auditors

PricewaterhouseCoopers LLP

125 High Street Boston, MA 02110
Principal Underwriter	If you have questions, comments or complaints, contact:

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148

NY Tax Free Money Fund Investment

Tax Free Money Fund Investment

Nasdaq Symbol	BNYXX	BTXXX
CUSIP Number	81111R 304	81111R 205
Fund Number	844	833

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Deutsche Asset Management mutual funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche New York Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche New York Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Deutsche Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004